Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$23,806,337.08	0.0963819	$10,268,415.53	0.0415725	$13,537,921.56
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$206,586,337.08	0.2243601	$193,048,415.53	0.2096575	$13,537,921.56

Weighted Avg. Coupon (WAC)	4.60%		4.61%
Weighted Avg. Remaining Maturity (WARM)	30.00		29.09
Pool Receivables Balance	$247,821,983.98		$233,756,789.42
Remaining Number of Receivables	29,199		28,234

Adjusted Pool Balance	$240,146,546.95		$226,608,625.39

III. COLLECTIONS

Principal:
Principal Collections	$13,796,849.04
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$209,114.86
Total Principal Collections	$14,005,963.90

Interest:
Interest Collections	$939,150.44
Late Fees & Other Charges	$27,573.42
Interest on Repurchase Principal	$-
Total Interest Collections	$966,723.86

Collection Account Interest	$337.88
Reserve Account Interest	$144.48
Servicer Advances	$-

Total Collections	$14,973,170.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$14,973,170.12
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$19,699,960.24
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$206,518.32		$206,518.32	$206,518.32
Collection Account Interest					$337.88
Late Fees & Other Charges					$27,573.42
Total due to Servicer					$234,429.62

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$23,012.79		$23,012.79
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$195,969.46		$195,969.46	$195,969.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$14,392,918.12

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$13,537,921.56

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$13,537,921.56
Class A-4 Notes				$-
Class A Notes Total:		$13,537,921.56		$13,537,921.56
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$13,537,921.56

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					854,996.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,675,437.03
Beginning Period Amount	$7,675,437.03
Current Period Amortization	$527,273.00
Ending Period Required Amount	$7,148,164.03
Ending Period Amount	$7,148,164.03
Next Distribution Date Amount	$6,640,765.01

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		13.97%	14.81%	14.81%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.46%	27,799	97.90%	$228,844,740.81
30 - 60 Days	1.29%	365	1.76%	$4,109,170.22
61 - 90 Days	0.21%	60	0.29%	$676,594.97
91 + Days	0.04%	10	0.05%	$126,283.42
		28,234		$233,756,789.42
Total
Delinquent Receivables 61 + days past due	0.25%	70	0.34%	$802,878.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	67	0.32%	$794,989.20
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	74	0.37%	$968,855.29
Three-Month Average Delinquency Ratio	0.24%		0.34%

Repossession in Current Period		19		$211,980.76
Repossession Inventory		34		$176,994.69

Charge-Offs
Gross Principal of Charge-Off for Current Period				$268,345.52
Recoveries				$(209,114.86)
Net Charge-offs for Current Period				$59,230.66

Beginning Pool Balance for Current Period				$247,821,983.98

Net Loss Ratio				0.29%
Net Loss Ratio for 1st Preceding Collection Period				0.90%
Net Loss Ratio for 2nd Preceding Collection Period				0.70%
Three-Month Average Net Loss Ratio for Current Period				0.63%

Cumulative Net Losses for All Periods				$5,858,259.59
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$1,301,096.91
Number of Extensions				122

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